Finance Cost	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Finance cost

11. Finance cost

Of the total finance costs, $858k (2024: $533k) was settled in cash. The non-cash portion was $1,094k (2024: $989k).

	2025	2024	2023
Interest expense, (see Note 24)	$858	466	$1,125
Interest expense, other creditors	365	500	381
Interest expense, unpaid tax	439	283	—
Unwinding of discount (see Note 21)	290	273	909
Finance cost	$1,952	1,522	$2,415